Borrowings and financial liabilities - Breakdown of financial liabilities by maturity (Details) € in Thousands	Dec. 31, 2021 EUR (€)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	€ 17,555
Current less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	12,037
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	5,358
Greater than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	160
Conditional advances
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	1,284
Conditional advances | Current less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	378
Conditional advances | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	746
Conditional advances | Greater than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	160
Non-convertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	4,264
Non-convertible bonds | Current less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	1,524
Non-convertible bonds | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	2,740
Convertible notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	8,274
Convertible notes | Current less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	6,627
Convertible notes | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	1,647
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	446
Lease liabilities | Current less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	221
Lease liabilities | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	225
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	3,287
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables | Current less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	3,287
Derivative financial instruments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	1,324
Derivative financial instruments | Current less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	788
Derivative financial instruments | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	€ 536